Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,444,205	$ 2,370,975
Property, plant and equipment at end of period	$ 131,814	2,601,397	2,444,205	$ 2,370,975
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		2,811,990	2,670,958	2,524,678
Acquisitions		235,091	153,118	148,657
Disposals		(4,843)	(12,086)	(1,024)
Other		(1,699)		(1,353)
Property, plant and equipment at end of period		3,040,539	2,811,990	2,670,958
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(367,785)	(299,983)	(240,364)
Disposals		4,579	3,038	890
Other		1,779		1,356
Depreciation		(77,715)	(70,840)	(61,865)
Property, plant and equipment at end of period		(439,142)	(367,785)	(299,983)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,707,236	1,715,636
Property, plant and equipment at end of period		1,709,508	1,707,236	1,715,636
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,707,236	1,715,636	1,715,636
Acquisitions		2,272
Disposals			(8,400)
Property, plant and equipment at end of period		1,709,508	1,707,236	1,715,636
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		456,505	424,511
Property, plant and equipment at end of period		660,589	456,505	424,511
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		586,016	526,393	338,393
Acquisitions		107,735	12,963
Transfers		(131,730)	46,660	188,000
Property, plant and equipment at end of period		825,481	586,016	526,393
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(129,511)	(101,882)	(83,154)
Other		(39)
Depreciation		(35,342)	(27,629)	(18,728)
Property, plant and equipment at end of period		(164,892)	(129,511)	(101,882)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		130,349	146,626
Property, plant and equipment at end of period		116,117	130,349	146,626
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		196,861	194,638	179,697
Acquisitions		4,502	2,223	14,941
Disposals		(249)
Property, plant and equipment at end of period		201,114	196,861	194,638
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(66,512)	(48,012)	(29,980)
Other		189
Depreciation		(18,674)	(18,500)	(18,032)
Property, plant and equipment at end of period		(84,997)	(66,512)	(48,012)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		50,835	61,200
Property, plant and equipment at end of period		47,113	50,835	61,200
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		147,145	144,983	133,757
Acquisitions		6,393	2,787	11,407
Disposals			(625)
Other		(183)		(181)
Property, plant and equipment at end of period		153,355	147,145	144,983
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(96,310)	(83,783)	(71,194)
Other		180		179
Depreciation		(10,112)	(12,527)	(12,768)
Property, plant and equipment at end of period		(106,242)	(96,310)	(83,783)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		9,042	8,548
Property, plant and equipment at end of period		36,246	9,042	8,548
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		32,318	29,121	28,043
Acquisitions		34,531	6,227	2,102
Disposals		(4,532)	(3,030)	(1,024)
Other		(1,274)
Property, plant and equipment at end of period		61,043	32,318	29,121
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(23,276)	(20,573)	(15,554)
Disposals		4,532	3,007	890
Other		1,211
Depreciation		(7,264)	(5,710)	(5,909)
Property, plant and equipment at end of period		(24,797)	(23,276)	(20,573)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		12,020	14,454
Property, plant and equipment at end of period		9,483	12,020	14,454
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		64,196	60,187	50,481
Acquisitions		3,805	4,040	10,878
Disposals		(62)	(31)
Other		(242)		(1,172)
Property, plant and equipment at end of period		67,697	64,196	60,187
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(52,176)	(45,733)	(40,482)
Disposals		47	31
Other		238		1,177
Depreciation		(6,323)	(6,474)	(6,428)
Property, plant and equipment at end of period		(58,214)	(52,176)	(45,733)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		78,218
Property, plant and equipment at end of period		22,341	78,218
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		78,218		78,671
Acquisitions		75,853	124,878	109,329
Transfers		131,730	(46,660)	$ (188,000)
Property, plant and equipment at end of period		$ 22,341	$ 78,218